STATEMENT OF INVESTMENTS
BNY Mellon Tax Sensitive Total Return Bond Fund

June 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 7.0%
Asset-Backed Certificates - .5%
Carrington Mortgage Loan Trust, Ser. 2006-NC5, Cl. A2, 1 Month LIBOR +.11%	2.54	1/25/2037	192,913	[a]	186,093
Daimler Trucks Retail Trust, Ser. 2018-1, Cl. A3	2.85	7/15/2021	1,240,000	[b]	1,242,877
				1,428,970
Asset-Backed Ctfs./Auto Receivables - 2.6%
Capital Auto Receivables Asset Trust, Ser. 2018-1, Cl. A4	2.93	6/20/2022	1,725,000	[b]	1,743,266
Enterprise Fleet Financing, Ser. 2018-1, Cl. A2	2.87	10/20/2023	1,095,290	[b]	1,100,607
Ford Credit Floorplan Master Owner Trust, Ser. 2018-1, Cl. A1	2.95	5/15/2023	1,495,000		1,517,776
OSCAR US Funding Trust, Ser. 2018-1A, Cl. A3	3.23	5/10/2022	1,465,000	[b]	1,481,556
Santander Retail Auto Lease Trust, Ser. 2018-A, Cl. A3	2.93	5/20/2021	1,520,000	[b]	1,529,211
				7,372,416
Banks - 1.8%
Citigroup, Sr. Unscd. Notes	2.88	7/24/2023	3,000,000		3,038,474
JPMorgan Chase & Co., Sr. Unscd. Notes	3.80	7/23/2024	2,000,000		2,098,655
				5,137,129
Health Care - 1.6%
Dignity Health, Scd. Bonds	2.64	11/1/2019	760,000		759,206
SSM Health Care, Sr. Unscd. Notes, Ser. 2018	3.69	6/1/2023	3,645,000		3,801,161
				4,560,367
Collateralized Municipal Backed Securities - .5%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M-048	3.15	1/1/2036	1,250,000		1,292,075
Total Bonds and Notes (cost $19,319,518)			19,790,957

Long-Term Municipal Investments - 92.1%
Alabama - .5%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2026	1,250,000		1,464,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 92.1% (continued)
Arizona - .8%
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Ltd.)	4.80	7/1/2028	1,600,000	[b]	1,752,880
Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Arizona University Project) Ser. A	5.00	7/1/2028	250,000		300,670
Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Projects)	3.00	7/1/2020	255,000	[b]	254,901
				2,308,451
Arkansas - .8%
Arkansas Development Finance Authority, Revenue Bonds, Refunding (Washington Regional Medical Center) Ser. B	5.00	2/1/2025	1,835,000		2,143,959
California - 7.3%
California, GO (Build America Bonds)	6.65	3/1/2022	2,290,000		2,518,565
California, GO, Refunding	4.00	8/1/2029	4,005,000		4,508,829
California, GO, Refunding	5.00	4/1/2030	1,000,000		1,294,100
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (California Academy of Sciences Project) Ser. B, 1 Month LIBOR*.7 +.38%	2.06	8/1/2021	2,100,000	[a]	2,100,315
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2027	1,100,000		1,253,417
California State Public Works Board, Revenue Bonds, Ser. B	5.00	10/1/2026	1,000,000		1,182,780
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Ser. A	5.00	12/1/2031	525,000	[b]	595,145
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2023	1,000,000		1,116,780
Jurupa Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	9/1/2029	1,060,000		1,245,246
Los Angeles Community Facilities District, Special Tax Bonds, Refunding	5.00	9/1/2028	1,000,000		1,162,630

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 92.1% (continued)
California - 7.3% (continued)
Los Angeles Department of Airports, Revenue Bonds, Ser. B	5.00	5/15/2027	1,000,000	1,209,040
Stockton Public Financing Authority, Revenue Bonds (Build America Bonds-Delta Water Supply Project) Ser. B	7.94	10/1/2019	2,250,000	[c] 2,281,522
				20,468,369
Colorado - 2.7%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding	5.00	12/1/2027	2,500,000	2,795,425
Colorado Health Facilities Authority, Revenue Bonds, Ser. C	5.00	11/15/2026	1,000,000	1,220,950
Denver City & County Airport, Revenue Bonds, Ser. A	5.00	11/15/2022	720,000	800,014
Denver City & County School District No 1, COP, Ser. B	5.00	12/1/2030	1,000,000	1,054,670
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,490,000	1,725,331
				7,596,390
Connecticut - 2.0%
Connecticut, GO, Ser. A	5.00	10/15/2025	2,000,000	2,276,440
Connecticut, Revenue Bonds, Ser. A	5.00	8/1/2026	1,840,000	2,180,087
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2033	1,000,000	1,136,790
				5,593,317
District of Columbia - 1.8%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. B	3.88	7/1/2024	1,750,000	1,751,575
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	2,000,000	2,220,000
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2024	1,000,000	1,140,640
				5,112,215
Florida - 6.7%
Atlantic Beach City, Revenue Bonds (Fleet Landing Project) Ser. B-2	3.00	11/15/2023	1,250,000	1,260,300
Broward County Airport System, Revenue Bonds	5.00	10/1/2024	1,250,000	1,454,375
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2026	1,500,000	1,790,580

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 92.1% (continued)
Florida - 6.7% (continued)
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Saint Leo University Project)	5.00	3/1/2027	1,485,000	1,744,682
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2027	1,000,000	1,161,860
Lee County, Revenue Bonds, Refunding	5.00	10/1/2025	3,045,000	3,529,520
Lee County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2025	1,000,000	1,170,070
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,500,000	1,687,050
Miami-Dade County School Board, COP, Refunding, Ser. B	5.00	5/1/2026	1,500,000	1,768,485
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.00	10/1/2022	2,000,000	2,199,940
Tampa, Revenue Bonds (H. Lee Moffitt Cancer Center Project) Ser. A	5.00	9/1/2023	500,000	553,010
Village Community Development District Number 7, Special Assessment Bonds, Refunding	3.00	5/1/2020	585,000	589,107
				18,908,979
Georgia - 3.7%
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	1,000,000	1,050,360
Atlanta Development Authority, Revenue Bonds (Georgia Proton Treatment Center Project) Ser. A-1	6.75	1/1/2035	1,855,000	1,993,568
Atlanta Development Authority, Revenue Bonds, Ser. A-1	5.00	7/1/2029	1,000,000	1,187,810
Fulton County Development Authority, Revenue Bonds (WellStar Health System) Ser. A	5.00	4/1/2036	1,775,000	2,077,921
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x .67 +.75%	2.39	9/1/2023	2,000,000	[a] 1,979,000
Municipal Electric Authority of Georgia, Revenue Bonds (Project One) Ser. A	5.00	1/1/2021	2,085,000	2,192,002
				10,480,661
Hawaii - .9%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000	1,248,380

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 92.1% (continued)
Hawaii - .9% (continued)
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding	4.00	3/1/2037	1,090,000	1,131,518
				2,379,898
Illinois - 10.1%
Chicago, Revenue Bonds	5.00	11/1/2026	1,000,000	1,144,190
Chicago, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2020	1,500,000	1,564,410
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,789,455
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2031	1,000,000	1,184,830
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2027	1,000,000	1,210,020
Chicago O'Hare International Airport, Revenue Bonds	5.25	1/1/2024	1,500,000	1,697,400
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2035	750,000	869,025
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2028	2,500,000	2,792,100
Chicago Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	2,230,000	2,489,862
Chicago Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	2,000,000	2,301,400
Cook County, Revenue Bonds, Refunding	5.00	11/15/2035	1,000,000	1,176,050
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2035	1,100,000	1,251,822
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center) Ser. A	5.00	11/15/2026	1,000,000	1,174,020
Illinois State Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2031	1,000,000	1,170,970
Illinois State Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2027	1,000,000	1,201,910
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project) Ser. B	5.00	12/15/2028	2,035,000	2,169,941

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 92.1% (continued)
Illinois - 10.1% (continued)
South Western Development Authority, Revenue Bonds, Refunding	7.13	11/1/2023	1,500,000	[c] 1,856,730
University of Illinois, Revenue Bonds, Refunding (University of Illinois) Ser. C	5.00	4/1/2025	1,450,000	1,555,748
				28,599,883
Indiana - .5%
Whiting, Revenue Bonds (BP Products North America Inc. Project)	5.00	11/1/2024	1,250,000	1,445,025
Iowa - .6%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co.)	3.13	12/1/2022	1,665,000	1,684,997
Kansas - .5%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. B	4.00	11/15/2025	1,375,000	1,425,036
Kentucky - 2.3%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	2,500,000	2,718,700
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	3,500,000	3,863,895
				6,582,595
Louisiana - .8%
Louisiana, Revenue Bonds, Ser. A	5.00	6/15/2025	1,000,000	1,159,070
Louisiana Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	5/15/2020	1,000,000	1,028,430
				2,187,500
Maryland - 1.9%
Baltimore, Revenue Bonds, Refunding (Convention Center Hotel Project)	5.00	9/1/2036	1,000,000	1,153,480
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System) Ser. B	5.00	7/1/2032	1,500,000	1,791,375
Maryland State Transportation Authority, Revenue Bonds	5.00	6/1/2028	2,000,000	2,491,480
				5,436,335
Massachusetts - 1.4%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2028	1,335,000	1,610,624

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 92.1% (continued)
Massachusetts - 1.4% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2021	800,000	853,000
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,200,000	1,431,888
				3,895,512
Michigan - 2.4%
Great Lakes Water Authority, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2025	1,105,000	1,313,834
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Group)	5.00	8/1/2025	1,000,000	1,160,600
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2030	1,000,000	1,150,550
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Qualified School Bond Loan Fund) Ser. A	5.00	5/1/2020	1,125,000	1,156,793
Michigan Strategic Fund, Revenue Bonds	5.00	12/31/2032	1,700,000	2,047,038
				6,828,815
Minnesota - 1.5%
Duluth Independent School District No 709, COP, Refunding, Ser. B	5.00	2/1/2026	795,000	947,433
Duluth Independent School District No 709, COP, Refunding, Ser. B	5.00	2/1/2024	800,000	913,464
St. Paul Housing & Redevelopment Authority, Revenue Bonds, Refunding (HealthEast Care System Project)	5.00	11/15/2021	1,000,000	1,083,350
Western Minnesota Municipal Power Agency, Revenue Bonds, Ser. A	5.00	1/1/2029	1,120,000	1,276,206
				4,220,453
Missouri - 2.5%
Missouri Development Finance Board, Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2028	1,000,000	1,119,230
Missouri Development Finance Board, Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2023	1,000,000	1,125,040
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding	5.00	11/15/2027	1,000,000	1,197,870

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 92.1% (continued)
Missouri - 2.5% (continued)
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2029	3,120,000	3,662,194
				7,104,334
Nebraska - .4%
Nebraska Public Power District, Revenue Bonds, Refunding, Ser. A-1	5.00	1/1/2030	1,000,000	1,170,290
New Jersey - 5.2%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey - American Water Company, Inc. Project) Ser. C	5.10	6/1/2023	1,000,000	1,027,410
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container Terminal LLC Project)	5.00	10/1/2023	1,000,000	1,111,450
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2021	2,000,000	2,124,640
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2026	1,845,000	2,104,924
New Jersey Health Care Facilities Financing Authority, Revenue Bonds	5.00	7/1/2035	1,850,000	2,185,534
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2025	1,000,000	1,148,150
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. 2015-1A	5.00	12/1/2024	1,000,000	1,155,680
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2022	1,600,000	1,768,224
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	3.20	6/1/2027	1,930,000	2,049,795
				14,675,807
New York - 9.1%
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2027	2,380,000	2,910,335
New York City, GO, Ser. D-2	3.86	12/1/2028	2,000,000	2,186,560

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 92.1% (continued)
New York - 9.1% (continued)
New York City Housing Development Corp., Revenue Bonds, Ser. B-2	5.00	7/1/2026	2,000,000		2,252,840
New York City Transitional Finance Authority, Revenue Bonds, Ser. E-2	2.63	2/1/2023	1,000,000		1,017,110
New York State Dormitory Authority, Revenue Bonds, Refunding	5.00	12/1/2027	800,000	[b]	959,024
New York State Urban Development Corp., Revenue Bonds, Refunding, Ser. B	2.67	3/15/2023	1,000,000		1,015,980
New York State Urban Development Corp., Revenue Bonds, Ser. E	5.00	3/15/2031	1,000,000		1,123,960
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines Inc.)	5.00	1/1/2024	2,500,000		2,820,950
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines Inc. Project)	5.00	8/1/2021	1,350,000		1,430,784
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. B	3.50	11/1/2024	1,250,000	[b]	1,290,525
Port Authority of New York & New Jersey, Revenue Bonds (Consolidated Bonds, 185th Series)	5.00	9/1/2030	1,000,000		1,154,570
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2024	150,000		168,402
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. 2003 B-2, 1 Month LIBOR*.67 +.35%	1.99	12/3/2019	3,500,000	[a]	3,501,715
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	2,000,000		2,319,580
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2022	1,500,000		1,585,650
				25,737,985
North Carolina - .7%
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.00	10/1/2019	1,875,000		1,888,669
Pennsylvania - 5.8%
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2028	1,000,000		1,231,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 92.1% (continued)
Pennsylvania - 5.8% (continued)
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C (Insured; County Gtd.) MUNIPSA +.53%	2.43	9/1/2023	2,500,000	[a] 2,501,000
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement - Life Communities Inc. Obligated Group)	5.00	11/15/2036	2,570,000	2,963,261
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 114A	3.35	10/1/2026	1,500,000	1,531,320
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2033	2,000,000	2,379,400
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2029	1,000,000	1,186,280
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,500,000	1,834,320
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	8/1/2021	1,000,000	1,072,350
Philadelphia School District, GO, Refunding, Ser. C	5.00	9/1/2021	1,500,000	1,558,770
				16,257,741
Rhode Island - .9%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2025	1,250,000	1,465,538
Rhode Island Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2026	1,000,000	1,138,690
				2,604,228
South Carolina - .4%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2021	1,000,000	1,081,900
Tennessee - 1.6%
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	1,750,000	1,929,410
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,120,000	1,339,968
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	4.00	5/1/2023	1,250,000	1,340,425
				4,609,803
Texas - 11.9%
Arlington Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2027	1,400,000	1,572,704

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 92.1% (continued)
Texas - 11.9% (continued)
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2027	1,250,000		1,481,275
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2031	1,175,000		1,357,830
Clifton Higher Education Finance Corporation, Revenue Bonds, Ser. D	5.75	8/15/2033	3,500,000		3,819,795
Corpus Christi, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/15/2023	1,725,000		1,908,488
Dallas, GO, Refunding	5.00	2/15/2030	1,000,000		1,138,360
Dallas, GO, Refunding, Ser. A	5.00	2/15/2026	1,000,000		1,122,230
Dallas Love Field, Revenue Bonds	5.00	11/1/2026	1,000,000		1,214,680
Dallas Love Field, Revenue Bonds	5.00	11/1/2027	1,850,000		2,189,271
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	3,000,000		3,353,010
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	750,000		862,875
Houston Airports System, Revenue Bonds, Refunding (United Airlines Inc. Terminal E Project)	4.75	7/1/2024	1,000,000		1,090,310
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. A, MUNIPSA +.90%	2.80	5/1/2020	2,000,000	[a]	2,003,280
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2025	1,685,000		1,852,708
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2026	1,000,000		1,218,220
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[b]	1,070,540
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	1,000,000		1,089,040
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2024	1,500,000		1,678,635
Sam Rayburn Municipal Power Agency, Revenue Bonds, Refunding	5.00	10/1/2020	1,210,000		1,256,283
Texas Public Finance Authority, Revenue Bonds, Refunding	5.00	2/1/2030	1,780,000		2,261,935
				33,541,469

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 92.1% (continued)
U.S. Related - .6%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2036	1,600,000	1,788,448
Virginia - .5%
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes LLC)	5.00	7/1/2034	1,400,000	1,489,684
Washington - 2.5%
King County Public Hospital District Number 1, GO, Refunding	5.00	12/1/2025	2,500,000	2,985,675
Seattle, Revenue Bonds, Ser. C	5.00	4/1/2025	3,340,000	3,896,077
				6,881,752
Wisconsin - .8%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (ProHealth Care Obligated Group)	5.00	8/15/2033	1,000,000	1,122,400
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Ser. A	5.00	12/1/2023	1,000,000	1,144,390
				2,266,790
Total Long-Term Municipal Investments (cost $249,296,970)			259,861,490
Total Investments (cost $268,616,488)			99.1%	279,652,447
Cash and Receivables (Net)			0.9%	2,606,851
Net Assets			100.0%	282,259,298

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $13,020,532 or 4.61% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
BNY Mellon Tax Sensitive Total Return Bond Fund

June 30, 2019 (Unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	8,801,386	-	8,801,386
Corporate Bonds†	-	9,697,496	-	9,697,496
Municipal Bonds†	-	261,153,565	-	261,153,565

†  See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2019, accumulated net unrealized appreciation on investments was $11,035,959, consisting of $11,103,683 gross unrealized appreciation and $67,724 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.